Finance expense, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest expense	$ (24)	$ (48)
Interest income on cash and cash equivalents	18	2
Interest recognized on duty deposits receivable	9	9
Finance Expense On Employee Future Benefits	(6)	(8)
Finance income (expense), net	$ (3)	$ (45)